Short-term debt - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Short-term Debt [Line Items]
Stock Issued During Period, Value, New Issues			¥ 256,945
Proceeds from issuance of common stock			¥ 256,945	¥ 7,313
Adjustments to Additional Paid in Capital, Warrant Issued	¥ 13,697
Investor [Member]
Short-term Debt [Line Items]
Stock Issued During Period, Value, New Issues | $		$ 10,000
Number of days from signing off of Sales and purchase agreement	30 days	30 days
Consideration received from sale of stock	¥ 69,861	$ 10,000
Proceeds from issuance of common stock	69,861
Adjustments to Additional Paid in Capital, Warrant Issued	13,697	1,986
Debt Issued During the Period	56,164	8,143
Interest Expense, Debt	¥ 1,674	$ 243
Investor [Member] | Common Class A [Member]
Short-term Debt [Line Items]
Stock Issued During Period, Shares, New Issues | shares	3,466,204	3,466,204